LONG TERM DEBT (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Nov. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Long-term Debt		$ 29,756,000	$ 3,257,000
Debt Instrument, Interest Rate, Stated Percentage		2.60%
Debt Instrument, Covenant Description		a. The Company’s equity shall not be lower than $ 100,000 at all times. b. The Company's cash and cash equivalent and marketable securities available for sales shall not be less than $ 10,000. c. The ratio of the Company's total financial debts to total assets will not exceed 50%. d. The ratio of the Company's total financial debts less cash, short-term deposits and short-term marketable securities to the annual EBITDA will not exceed 3.25 to 1. e. The Company shall not create any pledge on all of its property and assets in favor of any third party without the financial institution's consent.
Long-term Debt [Member] | Israeli institutional corporation [Member]
Debt Instrument [Line Items]
Long-term Debt	$ 31,356
Debt Instrument, Maturity Date	Nov. 02, 2023
Debt Instrument, Interest Rate, Stated Percentage	2.60%